CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash and due from banks	$ 121,598	$ 114,841
Interest-bearing deposits with other banks	82,450	33,734
Investment securities available-for-sale, at fair value (amortized cost $1,045,337 at December 31, 2016 and $1,203,065 at December 31, 2015)	1,039,870	1,190,642
Investment securities held-to-maturity (fair value $763,575 at December 31, 2016 and $731,951 at December 31, 2015)	763,254	726,259
Other investments	51,077	53,725
Loans held for sale	13,135	20,957
Loans and leases
Commercial and industrial	1,781,948	1,663,102
Lease financing	93,108	93,986
Construction real estate	399,434	311,712
Commercial real estate	2,427,577	2,258,297
Residential real estate	500,980	512,311
Home equity	460,388	466,629
Installment	50,639	41,506
Credit card	43,408	41,217
Total loans and leases	5,757,482	5,388,760
Less: Allowance for loan and lease losses	57,961	53,398
Net loans and leases	5,699,521	5,335,362
Premises and equipment	131,579	136,603
Goodwill and other intangibles	210,625	211,865
FDIC indemnification asset	12,017	17,630
Accrued interest and other assets	324,858	323,423
Total assets	8,437,967	8,147,411
Deposits
Interest-bearing demand	1,513,771	1,414,291
Savings	2,142,189	1,945,805
Time	1,321,843	1,406,124
Total interest-bearing deposits	4,977,803	4,766,220
Noninterest-bearing	1,547,985	1,413,404
Total deposits	6,525,788	6,179,624
Federal funds purchased and securities sold under agreements to repurchase	120,212	89,325
Federal Home Loan Bank short-term borrowings	687,700	849,100
Total short-term borrowings	807,912	938,425
Long-term debt	119,589	119,540
Total borrowed funds	927,501	1,057,965
Accrued interest and other liabilities	119,454	100,446
Total liabilities	7,572,743	7,338,035
Shareholders' equity
Common stock - no par value	570,382	571,155
Retained earnings	437,188	388,240
Accumulated other comprehensive income (loss)	(28,443)	(30,580)
Treasury stock, at cost, 6,751,179 shares in 2016 and 7,089,051 shares in 2015	(113,903)	(119,439)
Total shareholders' equity	865,224	809,376
Total liabilities and shareholders’ equity	$ 8,437,967	$ 8,147,411